Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments
In 2020 the third cycle commenced, and it will be finalized on December 31, 2022, with delivery of the respective shares in 2023. The maximum number of shares assigned to this cycle of the plan was 5,346,508 and the outstanding shares at December 31, 2021 was 4,903,728, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2021	Unit fair value (euros)
TSR Objective	2,673,254	2,451,864	1.64
FCF Objective	2,673,254	2,451,864	3.21
The plan has a duration of five years and is divided into three cycles of three years each. The first cycle commenced in 2021, with delivery of the respective shares in 2024. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2021 was 19,216,398, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2021	Unit fair value (euros)
TSR Objective	9,712,750	9,608,199	2.64
FCF Objective	7,770,200	7,686,559	3.15
CO2 E.N. Objective	1,942,550	1,921,640	3.15
In 2020 the third and last cycle commenced, and it will be finalized on December 31, 2022, with delivery of the respective shares in 2023. The maximum number of shares assigned to this cycle of the plan was 897,400 shares and the outstanding shares at December 31, 2021 836,200, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2021	Unit fair value (euros)
TSR Objective	448,700	418,100	1.64
FCF Objective	448,700	418,100	3.21
The first cycle commenced in 2021, with delivery of the respective shares in 2024. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2021 was 1,745,500, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2021	Unit fair value (euros)
TSR Objective	875,750	872,750	2.64
FCF Objective	700,600	698,200	3.15
CO2 E.N. Objective	175,150	174,550	3.15